Income Taxes - Reconciliation of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	$ (26,463)	$ (14,026)	$ (9,215)
State taxes, net of federal effect	(2,593)	(2,197)	(1,117)
Non-deductible items	644	818	159
R&D Credit	(2,442)	(1,289)	(666)
Valuation allowance	31,035	16,366	10,618
Warrant revaluation	(3,682)	173	0
Transaction costs	2,900	0	0
Prior loss limitations	672	0	0
Other, net	160	203	240
Income tax expense	$ 231	$ 48	$ 19